Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Covista Retirement Plan (the "Plan")
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Basis of Accounting

The financial statements of the Plan are prepared on the accrual basis of accounting.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect certain reported amounts of assets and liabilities, changes therein and the disclosure of contingent assets and liabilities. Accordingly, actual results may differ from those estimates.

Investment Valuation and Income Recognition

Investments held by a defined contribution plan are required to be reported at fair value, except for the fully benefit-responsive guaranteed insurance contract, which is reported at contract value. Contract value is the relevant measure for the portion of the net assets available for benefits of a defined contribution plan attributable to the fully benefit-responsive guaranteed insurance contract because contract value is the amount participants normally would receive if they were to initiate permitted transactions under the terms of the Plan. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Plan’s Investment Committee determines the Plan’s valuation policies utilizing information provided by the investments advisers, custodians, and insurance company. See Note 4 for discussion of fair value measurements.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation includes the Plan’s gains and losses on investments purchased and sold as well as held during the year.

Notes Receivable from Participants

Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Delinquent participant notes are reclassified as distributions based upon the terms of the Plan document. Interest income is recorded on the accrual basis. Related fees are recorded as administrative expenses and are expensed when they are incurred. No allowance for credit losses has been recorded as of December 31, 2025 or 2024.

Distributions to Withdrawing Participants

Distributions to withdrawing participants are recorded when paid.

Expenses

Investment expenses incurred by the manager of the funds and directly related administrative expenses are deducted from the earnings of the Plan. Other administrative expenses are paid by Covista.